Feb. 26, 2016

GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the “Fund”)

Supplement dated March 28, 2016 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated February 26, 2016

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Graham Capital Management, L.P. (“GCM”) will serve as a sub-adviser (“Underlying Manager”) of a new wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “New Subsidiary” and, together with the Subsidiary (as currently described in the Prospectus, Summary Prospectus and SAI), the “MMA Subsidiaries” and each a “MMA Subsidiary”). The Fund intends to invest in the MMA Subsidiaries in order to gain exposure to the commodity markets. The Fund may invest up to 25% of its total assets in the MMA Subsidiaries. Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Investment Adviser by the New Subsidiary. In addition, GCM has contractually agreed to waive the sub-advisory fee it receives from the Investment Adviser in connection with the services it provides to the Fund in an amount equal to the sub-advisory fee it receives from the Investment Adviser in connection with the services it provides to the New Subsidiary. These waivers may not be discontinued by the Investment Adviser or GCM as long as their contracts with the New Subsidiary are in place. Atreaus Capital, LP will continue to serve as Underlying Manager of the Subsidiary. The New Subsidiary will launch on or about April 30, 2016.

The New Subsidiary is structured to be the same as the Subsidiary, but with GCM as the Underlying Manager. Accordingly, the information currently included in the Prospectus, Summary Prospectus and SAI regarding the Subsidiary also applies to the New Subsidiary, except as set forth in this Supplement.

In addition, effective on or about April 30, 2016, the Fund’s Prospectus and Summary Prospectus will be revised as follows:

The following replaces the tables and accompanying footnotes under “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund” in the Prospectus and under “Goldman Sachs Multi-Manager Alternatives Fund—Fees and Expenses of the Fund” in the Summary Prospectus:

	Class A		Class C	Institutional		Class IR		Class R
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None		1.00%	None		None		None

	Class A		Class C	Institutional		Class IR		Class R
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	1.90%		1.90%	1.90%		1.90%		1.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%
Other Expenses	0.72%		0.97%	0.57%		0.72%		0.74%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
Dividend and Interest Payments on Securities Sold Short	0.18%		0.18%	0.18%		0.18%		0.18%
Remainder of Other Expenses	0.54%		0.54%	0.39%		0.54%		0.56%
Acquired Fund Fees and Expenses[3]	0.04%		0.04%	0.04%		0.04%		0.04%
Total Annual Fund Operating Expenses[4]	2.91%		3.66%	2.51%		2.66%		3.18%
Fee Waiver and Expense Limitation[5]	(0.18)%		(0.18)%	(0.18)%		(0.18)%		(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	2.73%		3.48%	2.33%		2.48%		2.98%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	“Acquired Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Fund as the sole shareholder of the MMA Subsidiaries. “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[5]
The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 1.83% as an annual percentage of the average daily net assets of the Fund; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.114% of the Fund’s average daily net assets and (iv) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) of Class A, Class C, Institutional, Class IR, and Class R to 2.38%, 3.13%, 1.98%, 2.13% and 2.63%, respectively. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least February 28, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces the table under “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example” in the Prospectus and “Goldman Sachs Multi-Manager Alternatives Fund—Expense Example” in the Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$811	$1,386	$1,984	$3,593
Class C Shares
– Assuming complete redemption at end of period	$451	$1,104	$1,878	$3,904
– Assuming no redemption at end of period	$351	$1,104	$1,878	$3,904
Institutional Shares	$237	$765	$1,320	$2,833
Class IR Shares	$252	$810	$1,394	$2,980
Class R Shares	$301	$962	$1,647	$3,472